DEBT OBLIGATIONS - Schedule of Interest Expense of Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Component of interest expense:
Contractual interest	$ 2,589	$ 1,746	$ 9,689	$ 7,547	$ 11,027	$ 16,886	$ 19,739
Amortization of debt discount and issuance cost and beneficial conversion factor	772	393	2,973	1,914	2,841	1,881	1,968
Interest expense	$ 3,361	$ 2,139	$ 12,662	$ 9,461	$ 13,868	$ 18,767	$ 21,707